Payments, by Project - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Fees	Total Payments
Total	$ 6,120,000	$ 2,040,000	$ 8,160,000
Aley
Total		200,000	200,000
Florence Copper
Total	130,000	310,000	440,000
Gibraltar
Total	5,930,000	900,000	6,830,000
Taseko
Total		480,000	480,000
Yellowhead
Total	$ 60,000	$ 150,000	$ 210,000